Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
Cash flows from operating activities:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 15,029,188	$ 17,976,842	$ 4,996,038
Adjustments to reconcile net income (loss) to net cash provided (used) by operating activities:
Depreciation and amortization expense		7,021,557	6,742,439	6,386,788
Gain on mortgage revenue bonds - sale and redemption		(3,701,772)	0	(680,444)
Provision for loss on receivables		0	241,698	452,700
Provision for loss on receivables		75,000	168,000	0
Provision for loan loss		75,000	168,000	0
Non-cash loss (gain) on derivatives		1,282,369	283,610	944,541
Bond discount accretion		(181,208)	(332,003)	(399,824)
Gain on the sale of discontinued operations		0	(3,177,183)	(1,406,608)
Contingent interest realized		(40,000)	(6,497,160)	0
Mortgage Loans on Real Estate, Write-down or Reserve, Amt		0	4,557,741	0
Changes in operating assets and liabilities, net of effect of acquisitions
Increase in interest receivable		(1,074,623)	(2,464,062)	(1,090,236)
(Increase) decrease in other assets		(24,276)	(2,257,600)	(1,506,445)
Increase (decrease) in accounts payable and accrued expenses		(942,064)	(1,009,598)	(214,420)
Net cash provided (used) by operating activities		17,444,171	14,232,724	7,482,090
Cash flows from investing activities:
Capital expenditures		(23,798,209)	(13,007,148)	(8,029,349)
Acquisition of mortgage revenue bonds		(142,794,827)	(148,624,000)	(28,561,857)
Proceeds from the mortgage revenue bonds and MBS - sale and redemptions		60,398,010	21,935,343	31,872,522
Proceeds from sale of discontinued operations		0	22,610,000	10,825,000
Investment in bonds due to the sale recognition of discontinued operations		0	(27,778,000)	0
Acquisition of partnerships, net of cash acquired		0	4,064,089	0
Principal payments received on taxable loans		145,000	0	160,000
Change in restricted cash - Greens sale		0	2,546,363	(2,459,187)
Acquisition of mortgage-backed securities		0	(12,629,888)	(37,573,386)
Acquisition of taxable bonds		0	(2,918,000)	0
Decrease (increase) in restricted cash		(475,208)	94,423	(70,320)
Restricted cash - debt collateral released (paid)		1,699,973	(3,992,848)	7,247,341
Restricted cash - 2014 TEBS financing facility		(6,252,027)	0	0
Acquisition of partnerships, net of cash acquired		0	0	(5,500,000)
Acquisition of public housing capital fund trust certificates		0	0	(65,985,913)
Purchase of rate derivative		(1,382,900)	(793,000)	0
Net increase in notes receivable		641,588	1,603,083	191,264
Land purchasd - held for sale		0	(1,090,000)	0
Principal payments received on mortgage revenue bonds		7,214,136	2,764,286	970,298
Net cash used by investing activities		(105,887,640)	(158,421,463)	(97,296,115)
Cash flows from financing activities:
Distributions paid		(30,168,167)	(22,238,937)	(18,987,693)
Proceeds from Issuance of Common Stock		54,740,000	51,750,000	64,009,000
Payment of offering costs related to the sale of beneficial unit certificates	$ (3,500,000)	(3,451,301)	(3,536,397)	(4,005,137)
Proceeds from debt financing		186,815,000	81,490,000	74,110,000
Principal borrowings on mortgages payable		22,622,552	20,697,452	3,769,014
Principal borrowing on line of credit		0	16,065,900	0
Principal payments on line of credit		0	(16,065,900)	0
Principal payments on debt financing		(98,730,000)	(2,164,000)	(8,835,000)
Principal payments on mortgages payable		(3,056,763)	(372,856)	(10,893,390)
Decrease in liabilities related to restricted cash		475,208	(94,423)	70,320
Debt financing costs		(2,927,732)	(355,585)	(264,763)
Sale of LP Interests		0	0	959,761
Net cash provided by financing activities		126,318,797	125,175,254	99,932,112
Net increase (decrease) in cash and cash equivalents		37,875,328	(19,013,485)	10,118,087
Cash and cash equivalents at beginning of period, including cash and cash equivalents of discontinued operations of $126,572, $65,527, and $198,528, respectively	$ 11,318,015	11,318,015	30,331,500
Cash and cash equivalents at end of period		49,193,343	11,318,015	30,331,500	$ 20,213,413
Supplemental Cash Flow Information:
Cash paid during the period for interest		9,112,063	6,621,251	4,437,961
Distributions declared but not paid		7,617,390	6,446,077	5,566,908
Supplemental disclosure of non cash activities:
Capital expenditures financed through accounts and notes payables		137,759	1,758,297	2,584,417
Restricted cash released to pay down mortgages payable		0	2,356,640	0
Foreclosure of Woodland Park bond		0	(15,662,000)	0
Deconsolidation of the discontinued operations - noncontrolling interest		0	2,326,984	0
Recognition of taxable property loans receivable - discontinued operations		0	(2,086,236)	0
Cash received for sale of MF Properties eliminated in consolidation		0	0	7,265,000
Cash paid for purchase of tax exempt mortgage revenue bond eliminated in consolidation		0	0	(9,465,000)
Cash paid for taxable loan eliminated in consolidation		$ 0	$ 0	$ (850,000)